DEBT (Narrative) (Details) $ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Oct. 06, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Feb. 10, 2021 USD ($)	Feb. 01, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Apr. 08, 2022 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility					$ 586,569	$ 531,749		$ 363,404
Proceeds from equipment financings					31,770	0
Repayment of equipment loans					26,443	19,737
Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from equipment financings					31,770
Repayment of equipment loans					6,075
Repayment of lease liabilities					606
2026 Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued			$ 400
Interest rate			7.00%
Remaining proceeds of borrowings available for capital expenditure		$ 167,000	$ 131
Maximum amount of first lien secured debt to be issued			145
Maximum amount of debt for equipment financing			$ 50
Description of notes redemption price percentage		The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2023, at redemption prices ranging from 103.5% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to February 15, 2023, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until February 15, 2023, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.	The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2023, at redemption prices ranging from 103.5% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to February 15, 2023, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until February 15, 2023, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.
2022 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Amount of outstanding borrowings redeemed			$ 250
Interest rate			8.75%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Closing amount of line of credit facility	$ 50
Revolving Credit Facility [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date				On February 1, 2023, the Company entered into an agreement to extend the maturity date of the Facility by an additional year to July 2, 2026.
Line of credit facility increased borrowing capacity				$ 30
Credit facility maximum borrowing capacity				$ 80
Line of credit facility interest rate descriptions				Amounts outstanding under the facility bear interest at the Adjusted Term SOFR rate plus an applicable margin and have a standby fee of 1.00%.
Letter of Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility					15,000
Issued and outstanding credit facility					3,750
Closed credit facility for issuing LC							$ 4
Lease liabilities [Member] | IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of leased assets					$ 34,051	$ 28,823
Lease liabilities [Member] | IFRS 16 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease Term					12 months
Lease liabilities [Member] | IFRS 16 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease Term					84 months
Secured equipment loans [Member] | Bottom of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Lease Term					48 months
Interest rate					6.40%
Secured equipment loans [Member] | Top of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					8.90%